Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Cash	$ 1,433,838	$ 2,712,446
Accounts receivable	1,065,411	1,381,979
Prepaid expenses	134,349	92,768
Inventory	3,376,005	4,144,196
Total current assets	6,009,603	8,331,389
Property, plant and equipment	3,155,176	3,277,262
Deposit	67,181	67,181
Intangible assets	471,311	471,311
Total assets	9,703,271	12,147,143
Current
Accounts payable and accrued liabilities	933,410	1,184,463
Income tax payable	10,024	30,626
Current portion of lease liability	16,636	112,067
RSU liability	22,953	0
Derivative warrant liability	0	3,665
Total current liabilities	983,023	1,330,821
Long term portion of lease liability	0	34,650
Total liabilities	983,023	1,365,471
Shareholders' Equity
Capital Stock	27,183,439	27,123,039
Reserves	4,820,145	4,840,083
Deficit	(23,283,336)	(21,181,450)
Stockholders' equity	8,720,248	10,781,672
Total liabilities and stockholders' equity	$ 9,703,271	$ 12,147,143